Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000158659 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Reserves Fund
Class Name	Class A Shares
Trading Symbol	GRAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Net Assets	$ 5,172,743,678
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 6,754,526
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$5,172,743,678
Number of Investments	89
Total Advisory Fees Paid	$6,754,526

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000158661 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Reserves Fund
Class Name	Class C Shares
Trading Symbol	GRCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$128	1.26%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.26%
Net Assets	$ 5,172,743,678
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 6,754,526
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$5,172,743,678
Number of Investments	89
Total Advisory Fees Paid	$6,754,526

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000158662 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Reserves Fund
Class Name	Class F Shares
Trading Symbol	GRGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes planned changes made to the Fund since the beginning of the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Net Assets	$ 5,172,743,678
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 6,754,526
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$5,172,743,678
Number of Investments	89
Total Advisory Fees Paid	$6,754,526

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
On May 14, 2026, the Fund's Board of Trustees approved conversion of Class F Shares into Class A Shares of the Fund on or about August 28, 2026, resulting in the closure and termination of the Fund's Class F Shares.

Summary of Change Legend [Text Block]
Following is a summary of material changes planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000026050 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Reserves Fund
Class Name	Class P Shares
Trading Symbol	GRFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Reserves Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P Shares	$103	1.02%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.02%
Net Assets	$ 5,172,743,678
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 6,754,526
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$5,172,743,678
Number of Investments	89
Total Advisory Fees Paid	$6,754,526

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000026082 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Capital Reserves Fund
Class Name	Federated Hermes Capital Reserves Fund
Trading Symbol	FRFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Capital Reserves Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Federated Hermes Capital Reserves Fund	$104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Net Assets	$ 2,695,032,326
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 2,959,360
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$2,695,032,326
Number of Investments	71
Total Advisory Fees Paid	$2,959,360

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000158663 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Tax-Managed Fund
Class Name	Automated Shares
Trading Symbol	GOAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Net Assets	$ 7,272,571,348
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,414,547
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$7,272,571,348
Number of Investments	67
Total Advisory Fees Paid	$8,414,547

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000026063 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Tax-Managed Fund
Class Name	Institutional Shares
Trading Symbol	GOTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Net Assets	$ 7,272,571,348
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,414,547
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$7,272,571,348
Number of Investments	67
Total Advisory Fees Paid	$8,414,547

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)
C000026064 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Tax-Managed Fund
Class Name	Service Shares
Trading Symbol	GTSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Government Obligations Tax-Managed Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 7,272,571,348
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 8,414,547
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$7,272,571,348
Number of Investments	67
Total Advisory Fees Paid	$8,414,547

Holdings [Text Block]	Fund Holdings Top Security Types (% of Net Assets) Effective Maturity Schedule (% of Net Assets)